Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 145,408	$ 125,572	$ 267,599	$ 259,409
Interest expense and finance cost, net	(28,521)	(27,372)	(56,567)	(52,730)
Depreciation and amortization	(25,828)	(24,233)	(51,502)	(48,556)
Equity in net earnings of affiliated companies	7,079	4,127	29,497	18,250
Net (loss)/income attributable to Navios Holdings common stockholders	(36,680)	(15,881)	(34,627)	(26,036)
Total assets	3,077,037	2,973,691	3,077,037	2,973,691	2,919,613
Capital expenditures	(80,890)	(8,733)	(110,753)	(18,219)
Goodwill	160,336	160,336	160,336	160,336	160,336
Investments in affiliates	340,375	303,103	340,375	303,103	335,303
Cash and cash equivalents	232,435	271,097	232,435	271,097	187,831	257,868
Restricted cash	2,631	6,011	2,631	6,011	2,041
Long-term debt (including current and non-current portion)	1,624,712	1,418,728	1,624,712	1,418,728
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	75,440	62,105	152,033	122,712
Interest expense and finance cost, net	(21,075)	(20,715)	(42,405)	(40,692)
Depreciation and amortization	(19,847)	(18,454)	(39,454)	(36,684)
Equity in net earnings of affiliated companies	7,079	4,127	29,497	18,250
Net (loss)/income attributable to Navios Holdings common stockholders	(22,999)	(18,704)	(20,833)	(32,647)
Total assets	2,472,563	2,422,071	2,472,563	2,422,071
Capital expenditures	(54,311)	(338)	(72,013)	(435)
Goodwill	56,240	56,240	56,240	56,240
Investments in affiliates	340,375	303,103	340,375	303,103
Cash and cash equivalents	116,049	146,554	116,049	146,554
Restricted cash	2,631	6,011	2,631	6,011
Long-term debt (including current and non-current portion)	1,249,218	1,124,910	1,249,218	1,124,910
Logistics Business
Segment Reporting Information [Line Items]
Revenue	69,968	63,467	115,566	136,697
Interest expense and finance cost, net	(7,446)	(6,657)	(14,162)	(12,038)
Depreciation and amortization	(5,981)	(5,779)	(12,048)	(11,872)
Equity in net earnings of affiliated companies	0	0	0	0
Net (loss)/income attributable to Navios Holdings common stockholders	(13,681)	2,823	(13,794)	6,611
Total assets	604,474	551,620	604,474	551,620
Capital expenditures	(26,579)	(8,395)	(38,740)	(17,784)
Goodwill	104,096	104,096	104,096	104,096
Investments in affiliates	0	0	0	0
Cash and cash equivalents	116,386	124,543	116,386	124,543
Restricted cash	0	0	0	0
Long-term debt (including current and non-current portion)	$ 375,494	$ 293,818	$ 375,494	$ 293,818